OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2013	2012
Deferred tax asset (see note 11)	421	531
Mark-to-market interest rate swaps valuation (see note 32)	46,827	—
Other long-term assets	7,000	6,238
	54,248	6,769